PREFERRED SHARES	12 Months Ended
Dec. 31, 2013
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
PREFERRED SHARES
PREFERRED SHARES

at December 31	Number of Shares Authorized and Outstanding	Annual Dividend Rate per Share	Redemption Price per Share	2013	2012
	(thousands)			(millions of Canadian dollars)[1]	(millions of Canadian dollars)[1]
Cumulative First Preferred Shares
Series U	4,000	$2.80	$50.00	—	195
Series Y	4,000	$2.80	$50.00	194	194
				194	389

1	Net of underwriting commissions and deferred income taxes.
In October 2013, TCPL redeemed all of the four million outstanding 5.60 per cent Cumulative Redeemable First Preferred Shares Series U at a redemption price of $50 per share plus $0.5907 representing accrued and unpaid dividends to the redemption date.
On January 27, 2014, TCPL announced the redemption of all of the four million outstanding Cumulative Redeemable First Preferred Shares Series Y at $50 per share, plus accrued and unpaid dividends. Refer to Note 28 for further details.
Cash Dividends
Cash Dividends of $22 million were paid on the series U and the series Y preferred shares in each of 2013, 2012 and 2011.